BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2013	Sep. 30, 2012
Other assets:
Website development cost, amortization	$ 176,180	$ 4,632
Stockholders' deficit:
Common stock, par value
Common stock, authorized shares	800,000,000	800,000,000
Common stock, issued shares	388,825,396	404,047,619
Common stock, outstanding shares	388,825,396	404,047,619